SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 36	$ (149)
Changes in other comprehensive income (loss) before reclassifications	(1,696)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	(803)	185	$ 321
Balance	(767)	36	$ (149)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	159
Changes in other comprehensive income (loss) before reclassifications	(1,480)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	(577)
Balance	(418)	159
Unrealized losses on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(123)
Changes in other comprehensive income (loss) before reclassifications	(216)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	(226)
Balance	(349)	$ (123)
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	80
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	80
Cost of revenues [Member] | Unrealized losses on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	823
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	823
Operating expenses [Member] | Unrealized losses on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(10)
Financial income, net [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Financial income, net [Member] | Unrealized losses on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	$ (10)